DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 4,050,804		$ 4,347,500		$ 4,006,260
Social security taxes	823,941		810,188		670,656
Compensation to Directors and Supervisory Committee	40,039		44,284		54,072
Professional services fees	316,283		657,734		575,292
Technical operator assistance fees	1,430,462		1,558,506		2,758,540
Materials	453,037		527,916		468,994
Third parties services	518,110		593,395		548,240
Telecommunications and post expenses	47,420		61,003		45,605
Rents	25,197		59,572		51,909
Transports and freight	156,729		157,904		142,608
Easements	98,444		125,169		113,250
Offices supplies	9,056		18,150		14,654
Travels expenses	68,320		180,366		178,586
Insurance	255,898		131,238		138,786
Property, plant and equipment maintenance	1,872,450		3,494,687		2,649,800
Depreciation of property, plant and equipment	6,161,233		5,031,234		4,655,763
Taxes and contributions	3,003,392		4,144,215		3,509,811
Advertising	85,997		122,713		10,170
Doubtful accounts	95,067		3,315		277,537
Banks expenses	23,734		26,286		25,446
Interests expense	3,358,279		3,416,877		3,508,840
Foreign exchange loss	14,836,082		21,287,642		27,481,250
Capitalized financial costs	0		(607,453)		0
Costs of services rendered to third parties	108,667		18,602		346,137
Other financial charges					0
Other expenses	53,697		180,667		184,301
Total	37,892,338		46,391,710		52,416,507
Tax on exports	421,172		1,148,234		521,232
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	1,813,778		1,992,017		1,866,300
Social security taxes	355,095		369,771		303,143
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	34,515		20,943		14,758
Technical operator assistance fees	589,450		1,056,723		1,755,077
Materials	164,268		230,643		143,852
Third parties services	235,552		245,103		214,277
Telecommunications and post expenses	13,338		17,638		8,788
Rents	10,096		17,313		16,036
Transports and freight	92,915		99,383		88,444
Easements	87,574		118,942		113,250
Offices supplies	3,087		5,471		4,966
Travels expenses	30,715		89,168		79,945
Insurance	146,906		64,137		79,933
Property, plant and equipment maintenance	1,609,864		3,040,075		2,315,295
Depreciation of property, plant and equipment	4,222,188		3,870,024		3,377,834
Taxes and contributions	505,742		454,949		357,119
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	22,482		107,877		76,447
Total	9,937,565		11,800,177		10,815,464
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	1,265,416		1,297,722		1,189,130
Social security taxes	253,176		232,128		177,888
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	13,299		338,511		284,039
Technical operator assistance fees	841,012		501,783		1,003,463
Materials	288,769		297,273		325,142
Third parties services	262,707		303,408		272,797
Telecommunications and post expenses	10,523		8,300		5,983
Rents	5,185		28,781		21,573
Transports and freight	61,244		55,206		48,135
Easements	10,870		6,227		0
Offices supplies	1,288		3,145		1,803
Travels expenses	19,972		48,923		56,001
Insurance	91,016		51,871		49,624
Property, plant and equipment maintenance	230,192		406,252		301,820
Depreciation of property, plant and equipment	1,598,481		949,432		717,723
Taxes and contributions	26,080		33,318		42,057
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0
Costs of services rendered to third parties	108,667		18,602		346,137
Other financial charges					0
Other expenses	21,979		59,734		57,545
Total	5,109,876		4,640,616		4,900,860
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	741,580		823,076		747,477
Social security taxes	165,837		159,359		145,796
Compensation to Directors and Supervisory Committee	40,039		44,284		54,072
Professional services fees	241,111		254,542		262,271
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	19,290		33,334		41,446
Telecommunications and post expenses	20,785		32,608		29,860
Rents	9,157		12,100		12,453
Transports and freight	2,570		3,315		6,029
Easements	0		0		0
Offices supplies	4,408		7,056		6,555
Travels expenses	15,111		37,221		34,338
Insurance	17,962		8,701		9,223
Property, plant and equipment maintenance	32,394		48,360		32,685
Depreciation of property, plant and equipment	340,564		211,778		560,206
Taxes and contributions	1,278		5,314		4,457
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	23,734		26,286		25,446
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	6,972		8,446		41,995
Total	1,682,792		1,715,780		2,014,309
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	230,030		234,685		203,353
Social security taxes	49,833		48,930		43,829
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	27,358		43,738		14,224
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	561		11,550		19,720
Telecommunications and post expenses	2,774		2,457		974
Rents	759		1,378		1,847
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	273		2,478		1,330
Travels expenses	2,522		5,054		8,302
Insurance	14		6,529		6
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	2,470,292	[1]	3,650,634	[2]	3,106,178	[3]
Advertising	85,997		122,713		10,170
Doubtful accounts	95,067		3,315		277,537
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	2,264		4,610		8,314
Total	2,967,744		4,138,071		3,695,784
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	3,358,279		3,416,877		3,508,840
Foreign exchange loss	14,836,082		21,287,642		27,481,250
Capitalized financial costs			(607,453)
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	0		0		0
Total	$ 18,194,361		$ 24,097,066		$ 30,990,090

[1]	Includes tax on exports for Ps. 421,172 for the year ended December 31, 2020.
[2]	Includes tax on exports of Ps. 1,148,234 for the year ended December 31, 2019.
[3]	Includes tax on exports for Ps. 521,232 for the year ended December 31, 2018.